Document and Entity Information Document	Jun. 21, 2021
8-K Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00
Entity Emerging Growth Company	false
Document Period End Date	Jun. 21, 2021
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	Marathon Oil Corporation
Entity File Number	1-1513
Entity Tax Identification Number	25-0996816
Entity Address, Address Line One	5555 San Felipe Street,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-2723
City Area Code	(713)
Local Phone Number	629-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000101778
Trading Symbol	MRO
Security Exchange Name	NYSE